Average Annual Total Returns - Nationwide Geneva Mid Cap Growth Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	23.61%	14.42%	12.02%	21.88%	10.70%	9.31%	15.18%	10.56%	9.13%	29.17%	14.93%	11.89%	31.56%	16.19%	13.05%	31.40%	16.04%	12.94%	35.59%	18.66%	15.04%